UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-08371

T. Rowe Price Real Estate Fund, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2025

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

December 31, 2025

Real Estate Fund

Investor Class (TRREX)

This annual shareholder report contains important information about Real Estate Fund (the "fund") for the period of January 1, 2025 to December 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Real Estate Fund - Investor Class	$92	0.92%

What drove fund performance during the past 12 months?

  In 2025, real estate companies trailed broader market indexes for the third straight year as slightly higher borrowing rates compounded slightly below-average earnings growth. The healthcare and very small other real estate sectors were the top-performing segments of the U.S. real estate market during the year, while the data center and office sectors displayed the deepest losses.

  Versus the FTSE Nareit All Equity REITs Index, favorable stock selection, paired with an overweight allocation to the industrial sector, contributed to relative results. Not owning Iron Mountain and Americold Realty proved beneficial, while our notable overweight to EastGroup Properties also added to relative returns. Favorable stock picking in the regional mall segment also aided relative returns, as Simon Property Group generated robust returns during the year.

  On the negative side, our meaningful underweight to triple net real estate, where leaseholders pay maintenance, insurance, and taxes, detracted from relative performance as the segment produced strong positive returns and outperformed the broader real estate sector during the period. We saw limited opportunities for rent growth to drive value appreciation in the sector during the period. Our overweight allocation to the apartment/residential segment also hurt relative returns, as the sector notably lagged.

  We remain focused on investing in companies that own well-located real estate, meaning that demand exceeds supply over a sustainable time period. In addition, our portfolio remains invested in companies with below-average financial leverage and ample liquidity.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2025

	Investor Class	Regulatory Benchmark	Strategy Benchmark
2015	10,000	10,000	10,000
2016	10,426	10,097	10,584
2016	10,910	10,362	11,368
2016	10,802	10,818	11,231
2016	10,603	11,274	10,863
2017	10,469	11,921	11,140
2017	10,626	12,280	11,393
2017	10,720	12,842	11,519
2017	11,071	13,656	11,805
2018	10,274	13,568	11,019
2018	11,051	14,095	11,955
2018	11,049	15,099	12,059
2018	10,076	12,940	11,328
2019	11,703	14,757	13,273
2019	11,700	15,361	13,511
2019	12,351	15,540	14,555
2019	12,340	16,954	14,575
2020	8,987	13,410	11,158
2020	9,744	16,364	12,636
2020	9,675	17,871	12,787
2020	10,935	20,495	13,828
2021	12,006	21,796	14,979
2021	13,516	23,592	16,780
2021	13,835	23,568	16,819
2021	16,097	25,754	19,539
2022	15,617	24,395	18,511
2022	12,836	20,321	15,792
2022	11,629	19,413	14,082
2022	11,938	20,808	14,664
2023	12,275	22,302	14,920
2023	12,425	24,172	15,100
2023	11,504	23,386	13,841
2023	13,504	26,209	16,330
2024	13,253	28,835	16,116
2024	13,045	29,762	15,972
2024	15,138	31,616	18,654
2024	13,988	32,448	17,133
2025	14,371	30,916	17,605
2025	13,936	34,314	17,441
2025	14,274	37,120	17,907
2025	13,976	38,012	17,522

202501-4140694, 202601-5113382

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Average Annual Total Returns

	1 Year	5 Years	10 Years
Real Estate Fund (Investor Class)	-0.08%	5.03%	3.40%
Russell 3000 Index (Regulatory Benchmark)	17.15	13.15	14.29
FTSE Nareit All Equity REITs Index (Strategy Benchmark)	2.27	4.85	5.77

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$633,505
  Number of Portfolio Holdings43
  Investment Advisory Fees Paid (000s)$3,956
  Portfolio Turnover Rate8.9%

What did the fund invest in?

Industry Allocation (as a % of Net Assets)

Apartment Residential	19.1%
Industrial	17.3
Health Care	15.4
Infrastructure	10.8
Data Centers	9.6
Self Storage	7.9
Shopping Center	7.4
Regional Mall	4.3
Office	2.7
Other	5.5

Top Ten Holdings (as a % of Net Assets)

Welltower	10.0%
Equinix	9.0
Prologis	7.8
American Tower	7.3
Public Storage	5.0
Simon Property Group	4.3
Essex Property Trust	4.2
Ventas	4.1
Regency Centers	3.7
Rexford Industrial Realty	3.6

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company "LSE" and FTSE do not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Real Estate Fund

Investor Class (TRREX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

December 31, 2025

Real Estate Fund

Advisor Class (PAREX)

This annual shareholder report contains important information about Real Estate Fund (the "fund") for the period of January 1, 2025 to December 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Real Estate Fund - Advisor Class	$119	1.19%

What drove fund performance during the past 12 months?

  In 2025, real estate companies trailed broader market indexes for the third straight year as slightly higher borrowing rates compounded slightly below-average earnings growth. The healthcare and very small other real estate sectors were the top-performing segments of the U.S. real estate market during the year, while the data center and office sectors displayed the deepest losses.

  Versus the FTSE Nareit All Equity REITs Index, favorable stock selection, paired with an overweight allocation to the industrial sector, contributed to relative results. Not owning Iron Mountain and Americold Realty proved beneficial, while our notable overweight to EastGroup Properties also added to relative returns. Favorable stock picking in the regional mall segment also aided relative returns, as Simon Property Group generated robust returns during the year.

  On the negative side, our meaningful underweight to triple net real estate, where leaseholders pay maintenance, insurance, and taxes, detracted from relative performance as the segment produced strong positive returns and outperformed the broader real estate sector during the period. We saw limited opportunities for rent growth to drive value appreciation in the sector during the period. Our overweight allocation to the apartment/residential segment also hurt relative returns, as the sector notably lagged.

  We remain focused on investing in companies that own well-located real estate, meaning that demand exceeds supply over a sustainable time period. In addition, our portfolio remains invested in companies with below-average financial leverage and ample liquidity.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2025

	Advisor Class	Regulatory Benchmark	Strategy Benchmark
2015	10,000	10,000	10,000
2016	10,421	10,097	10,584
2016	10,899	10,362	11,368
2016	10,786	10,818	11,231
2016	10,582	11,274	10,863
2017	10,439	11,921	11,140
2017	10,586	12,280	11,393
2017	10,671	12,842	11,519
2017	11,017	13,656	11,805
2018	10,218	13,568	11,019
2018	10,981	14,095	11,955
2018	10,975	15,099	12,059
2018	10,002	12,940	11,328
2019	11,607	14,757	13,273
2019	11,600	15,361	13,511
2019	12,236	15,540	14,555
2019	12,221	16,954	14,575
2020	8,895	13,410	11,158
2020	9,636	16,364	12,636
2020	9,564	17,871	12,787
2020	10,795	20,495	13,828
2021	11,847	21,796	14,979
2021	13,328	23,592	16,780
2021	13,635	23,568	16,819
2021	15,850	25,754	19,539
2022	15,367	24,395	18,511
2022	12,622	20,321	15,792
2022	11,426	19,413	14,082
2022	11,720	20,808	14,664
2023	12,057	22,302	14,920
2023	12,190	24,172	15,100
2023	11,278	23,386	13,841
2023	13,228	26,209	16,330
2024	12,970	28,835	16,116
2024	12,764	29,762	15,972
2024	14,805	31,616	18,654
2024	13,659	32,448	17,133
2025	14,030	30,916	17,605
2025	13,589	34,314	17,441
2025	13,918	37,120	17,907
2025	13,620	38,012	17,522

202501-4140694, 202601-5113382

F222-052 2/26

Average Annual Total Returns

	1 Year	5 Years	10 Years
Real Estate Fund (Advisor Class)	-0.29%	4.76%	3.14%
Russell 3000 Index (Regulatory Benchmark)	17.15	13.15	14.29
FTSE Nareit All Equity REITs Index (Strategy Benchmark)	2.27	4.85	5.77

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$633,505
  Number of Portfolio Holdings43
  Investment Advisory Fees Paid (000s)$3,956
  Portfolio Turnover Rate8.9%

What did the fund invest in?

Industry Allocation (as a % of Net Assets)

Apartment Residential	19.1%
Industrial	17.3
Health Care	15.4
Infrastructure	10.8
Data Centers	9.6
Self Storage	7.9
Shopping Center	7.4
Regional Mall	4.3
Office	2.7
Other	5.5

Top Ten Holdings (as a % of Net Assets)

Welltower	10.0%
Equinix	9.0
Prologis	7.8
American Tower	7.3
Public Storage	5.0
Simon Property Group	4.3
Essex Property Trust	4.2
Ventas	4.1
Regency Centers	3.7
Rexford Industrial Realty	3.6

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company "LSE" and FTSE do not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Real Estate Fund

Advisor Class (PAREX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

December 31, 2025

Real Estate Fund

I Class (TIRRX)

This annual shareholder report contains important information about Real Estate Fund (the "fund") for the period of January 1, 2025 to December 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Real Estate Fund - I Class	$63	0.63%

What drove fund performance during the past 12 months?

  In 2025, real estate companies trailed broader market indexes for the third straight year as slightly higher borrowing rates compounded slightly below-average earnings growth. The healthcare and very small other real estate sectors were the top-performing segments of the U.S. real estate market during the year, while the data center and office sectors displayed the deepest losses.

  Versus the FTSE Nareit All Equity REITs Index, favorable stock selection, paired with an overweight allocation to the industrial sector, contributed to relative results. Not owning Iron Mountain and Americold Realty proved beneficial, while our notable overweight to EastGroup Properties also added to relative returns. Favorable stock picking in the regional mall segment also aided relative returns, as Simon Property Group generated robust returns during the year.

  On the negative side, our meaningful underweight to triple net real estate, where leaseholders pay maintenance, insurance, and taxes, detracted from relative performance as the segment produced strong positive returns and outperformed the broader real estate sector during the period. We saw limited opportunities for rent growth to drive value appreciation in the sector during the period. Our overweight allocation to the apartment/residential segment also hurt relative returns, as the sector notably lagged.

  We remain focused on investing in companies that own well-located real estate, meaning that demand exceeds supply over a sustainable time period. In addition, our portfolio remains invested in companies with below-average financial leverage and ample liquidity.

How has the fund performed?

Cumulative Returns of a Hypothetical $500,000 Investment as of December 31, 2025

	I Class	Regulatory Benchmark	Strategy Benchmark
2015	500,000	500,000	500,000
2016	521,477	504,841	529,194
2016	545,870	518,121	568,400
2016	540,668	540,907	561,545
2016	530,867	563,676	543,146
2017	524,370	596,049	556,981
2017	532,204	614,023	569,648
2017	537,125	642,092	575,953
2017	555,110	682,784	590,258
2018	515,359	678,383	550,927
2018	554,516	704,764	597,749
2018	554,590	754,971	602,954
2018	506,152	646,994	566,385
2019	588,018	737,854	663,658
2019	588,305	768,069	675,536
2019	621,001	776,999	727,755
2019	620,865	847,685	728,727
2020	452,317	670,521	557,906
2020	490,632	818,221	631,815
2020	487,418	893,559	639,331
2020	550,818	1,024,747	691,405
2021	605,039	1,089,787	748,945
2021	681,470	1,179,583	839,019
2021	697,854	1,178,384	840,947
2021	812,643	1,287,709	976,944
2022	788,418	1,219,738	925,536
2022	648,502	1,016,027	789,622
2022	587,992	970,666	704,091
2022	603,345	1,040,379	733,211
2023	621,161	1,115,082	746,004
2023	629,286	1,208,602	754,979
2023	582,541	1,169,276	692,055
2023	684,086	1,310,429	816,477
2024	671,727	1,441,725	805,824
2024	662,267	1,488,091	798,593
2024	768,860	1,580,787	932,680
2024	710,848	1,622,413	856,666
2025	730,816	1,545,804	880,237
2025	709,226	1,715,707	872,046
2025	726,977	1,855,986	895,334
2025	712,324	1,900,583	876,113

202501-4140694, 202601-5113382

F432-052 2/26

Average Annual Total Returns

	1 Year	5 Years	10 Years
Real Estate Fund (I Class)	0.21%	5.28%	3.60%
Russell 3000 Index (Regulatory Benchmark)	17.15	13.15	14.29
FTSE Nareit All Equity REITs Index (Strategy Benchmark)	2.27	4.85	5.77

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$633,505
  Number of Portfolio Holdings43
  Investment Advisory Fees Paid (000s)$3,956
  Portfolio Turnover Rate8.9%

What did the fund invest in?

Industry Allocation (as a % of Net Assets)

Apartment Residential	19.1%
Industrial	17.3
Health Care	15.4
Infrastructure	10.8
Data Centers	9.6
Self Storage	7.9
Shopping Center	7.4
Regional Mall	4.3
Office	2.7
Other	5.5

Top Ten Holdings (as a % of Net Assets)

Welltower	10.0%
Equinix	9.0
Prologis	7.8
American Tower	7.3
Public Storage	5.0
Simon Property Group	4.3
Essex Property Trust	4.2
Ventas	4.1
Regency Centers	3.7
Rexford Industrial Realty	3.6

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company "LSE" and FTSE do not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Real Estate Fund

I Class (TIRRX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2025	2024

Audit Fees	$23,735	$23,525
Audit-Related Fees	-	-
Tax Fees	125	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

  (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,862,000 and $1,262,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
December 31, 2025
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
TRREX Real Estate Fund
PAREX Real Estate Fund–
.
Advisor Class
TIRRX Real Estate Fund–
.
I Class

T. ROWE PRICE Real Estate Fund
Financial Highlights

For a share outstanding throughout each period
Investor Class
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET VALUE
Beginning of period $ 11 .49 $ 12 .12 $ 12 .00 $ 20 .17 $ 15 .93
Investment activities
Net investment income
(1)(2)
0 .21 0 .24 0 .26 0 .22 0 .21
Net realized and unrealized
gain/loss ( 0 .22 ) 0 .21 1 .26 ( 5 .33 ) 7 .14
Total from investment
activities ( 0 .01 )
(3)
0 .45 1 .52 ( 5 .11 ) 7 .35
Distributions
Net investment income ( 0 .21 ) ( 0 .26 ) ( 0 .27 ) ( 0 .22 ) ( 0 .36 )
Net realized gain ( 0 .55 ) ( 0 .82 ) ( 1 .13 ) ( 2 .84 ) ( 2 .75 )
Total distributions ( 0 .76 ) ( 1 .08 ) ( 1 .40 ) ( 3 .06 ) ( 3 .11 )
NET ASSET VALUE
End of period $ 10 .72 $ 11 .49 $ 12 .12 $ 12 .00 $ 20 .17

T. ROWE PRICE Real Estate Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
Ratios/Supplemental Data
Total return
(2)(4)
( 0 .08 ) % 3 .58% 13 .12% ( 25 .84 ) % 47 .21%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0 .92% 0 .87% 0 .87% 0 .82% 0 .77%
Net expenses after
waivers/payments by Price
Associates 0 .92% 0 .87% 0 .87% 0 .82% 0 .77%
Net investment income 1 .86% 2 .00% 2 .13% 1 .27% 1 .08%
Portfolio turnover rate 8 .9% 6 .2% 9 .6% 35 .5% 20 .0%
Net assets, end of period (in
millions) $388 $473 $549 $759 $1,532
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
The amount presented is inconsistent with the fund's results of operations because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Real Estate Fund
Financial Highlights

For a share outstanding throughout each period
Advisor Class
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET VALUE
Beginning of period $ 11 .99 $ 12 .60 $ 12 .42 $ 20 .74 $ 16 .31
Investment activities
Net investment income
(1)(2)
0 .19 0 .21 0 .24 0 .18 0 .16
Net realized and unrealized
gain/loss ( 0 .22 ) 0 .22 1 .31 ( 5 .48 ) 7 .32
Total from investment
activities ( 0 .03 )
(3)
0 .43 1 .55 ( 5 .30 ) 7 .48
Distributions
Net investment income ( 0 .18 ) ( 0 .22 ) ( 0 .24 ) ( 0 .18 ) ( 0 .30 )
Net realized gain ( 0 .55 ) ( 0 .82 ) ( 1 .13 ) ( 2 .84 ) ( 2 .75 )
Total distributions ( 0 .73 ) ( 1 .04 ) ( 1 .37 ) ( 3 .02 ) ( 3 .05 )
NET ASSET VALUE
End of period $ 11 .23 $ 11 .99 $ 12 .60 $ 12 .42 $ 20 .74

T. ROWE PRICE Real Estate Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
Ratios/Supplemental Data
Total return
(2)(4)
( 0 .29 ) % 3 .26% 12 .86% ( 26 .05 ) % 46 .83%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 1 .23% 1 .19% 1 .10% 1 .09% 1 .06%
Net expenses after
waivers/payments by Price
Associates 1 .19% 1 .18% 1 .10% 1 .09% 1 .06%
Net investment income 1 .62% 1 .67% 1 .89% 1 .05% 0 .81%
Portfolio turnover rate 8 .9% 6 .2% 9 .6% 35 .5% 20 .0%
Net assets, end of period (in
thousands) $9,221 $11,187 $13,790 $16,057 $28,216
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
The amount presented is inconsistent with the fund's results of operations because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Real Estate Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET VALUE
Beginning of period $ 11 .50 $ 12 .12 $ 12 .00 $ 20 .20 $ 15 .94
Investment activities
Net investment income
(1)(2)
0 .24 0 .27 0 .29 0 .28 0 .24
Net realized and unrealized
gain/loss ( 0 .21 ) 0 .22 1 .26 ( 5 .37 ) 7 .16
Total from investment
activities 0 .03 0 .49 1 .55 ( 5 .09 ) 7 .40
Distributions
Net investment income ( 0 .25 ) ( 0 .29 ) ( 0 .30 ) ( 0 .27 ) ( 0 .39 )
Net realized gain ( 0 .55 ) ( 0 .82 ) ( 1 .13 ) ( 2 .84 ) ( 2 .75 )
Total distributions ( 0 .80 ) ( 1 .11 ) ( 1 .43 ) ( 3 .11 ) ( 3 .14 )
NET ASSET VALUE
End of period $ 10 .73 $ 11 .50 $ 12 .12 $ 12 .00 $ 20 .20
Ratios/Supplemental Data
Total return
(2)(3)
0 .21% 3 .91% 13 .38% ( 25 .76 ) % 47 .53%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0 .69% 0 .66% 0 .67% 0 .64% 0 .61%
Net expenses after
waivers/payments by Price
Associates 0 .63% 0 .62% 0 .64% 0 .64% 0 .61%
Net investment income 2 .13% 2 .21% 2 .38% 1 .68% 1 .26%
Portfolio turnover rate 8 .9% 6 .2% 9 .6% 35 .5% 20 .0%
Net assets, end of period (in
millions) $236 $264 $336 $352 $261
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Real Estate Fund
December 31, 2025

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  99.5%
REAL ESTATE  99.5%
Agriculture/Land  1.6%
Rayonier, REIT  351,086 7,601
Weyerhaeuser, REIT  106,820 2,531
10,132
Apartment Residential  19.1%
American Homes 4 Rent, Class A, REIT  406,293 13,042
Apartment Investment & Management, Class A, REIT  469,931 2,791
AvalonBay Communities, REIT  112,580 20,412
Camden Property Trust, REIT  71,140 7,831
Equity LifeStyle Properties, REIT  288,431 17,482
Equity Residential, REIT  275,599 17,374
Essex Property Trust, REIT  100,878 26,398
Sun Communities, REIT  127,600 15,811
121,141
Data Centers  9.6%
Digital Realty Trust, REIT  24,700 3,821
Equinix, REIT  74,621 57,172
60,993
Health Care  15.4%
Alexandria Real Estate Equities, REIT  106,935 5,234
Healthcare Realty Trust, REIT  192,383 3,261
Ventas, REIT  332,739 25,747
Welltower, REIT  340,188 63,142
97,384
Industrial  17.3%
EastGroup Properties, REIT  99,849 17,787
Lineage, REIT (1) 88,202 3,087
Prologis, REIT  387,053 49,411
Rexford Industrial Realty, REIT  591,077 22,887
Terreno Realty, REIT  280,147 16,447
109,619
Infrastructure  10.8%
American Tower, REIT  262,939 46,164
Crown Castle, REIT  216,064 19,202
SBA Communications, REIT  14,473 2,799
68,165

T. ROWE PRICE Real Estate Fund

Shares $ Value
(Cost and value in $000s)
‡
Lodging & Leisure  2.3%
Apple Hospitality REIT, REIT  530,888 6,291
Hilton Worldwide Holdings  13,722 3,942
Pebblebrook Hotel Trust, REIT (1) 378,562 4,285
14,518
Office  2.7%
Douglas Emmett, REIT (1) 537,573 5,908
Kilroy Realty, REIT (1) 140,553 5,253
SL Green Realty, REIT  29,700 1,362
Vornado Realty Trust, REIT  144,000 4,792
17,315
Other Real Estate  0.6%
CBRE Group, Class A (2) 23,516 3,781
3,781
Regional Mall  4.3%
Simon Property Group, REIT  147,063 27,223
27,223
Self Storage  7.9%
CubeSmart, REIT  309,652 11,163
Public Storage, REIT  121,127 31,433
Smartstop Self Storage REIT, REIT (1) 228,197 7,060
49,656
Shopping Center  7.4%
Acadia Realty Trust, REIT (1) 612,575 12,582
Federal Realty Investment Trust, REIT  78,988 7,962
Kimco Realty, REIT  144,466 2,929
Regency Centers, REIT  337,275 23,282
46,755
Triple Net  0.5%
VICI Properties, REIT  117,400 3,301
3,301
Total Real Estate 629,983
Total Common Stocks (Cost $385,707) 629,983
SHORT-TERM INVESTMENTS  0.6%
Money Market Funds  0.6%
T. Rowe Price Government Reserve Fund, 3.77% (3)(4) 3,733,805 3,734
Total Short-Term Investments (Cost $3,734) 3,734

T. ROWE PRICE Real Estate Fund

Shares $ Value
(Cost and value in $000s)
‡
SECURITIES LENDING COLLATERAL  2.1%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 2.1%
Money Market Funds 2.1%
T. Rowe Price Treasury Reserve Fund, 3.75% (3)(4) 13,581,443 13,581
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 13,581
Total Securities Lending Collateral (Cost $13,581) 13,581
Total Investments in Securities
102.2% of Net Assets
(Cost $403,022) $ 647,298
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) See Note 3 . All or a portion of this security is on loan at December 31, 2025.
(2) Non-income producing
(3) Seven-day yield
(4) Affiliated Companies
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Real Estate Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control.
The following securities were considered affiliated companies for all or some portion of the year ended December 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
3.77% $ — $ — $ 211++
T. Rowe Price Treasury Reserve Fund, 3.75% — — —++
Totals $ —# $ — $ 211+
Supplementary Investment Schedule
Affiliate
Value
12/31/24
Purchase
Cost
Sales
Cost
Value
12/31/25
T. Rowe Price Government
Reserve Fund, 3.77% $ 3,515  ¤  ¤ $ 3,734
T. Rowe Price Treasury
Reserve Fund, 3.75% —  ¤  ¤ 13,581
Total $ 17,315^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 3 .
+ Investment income comprised $211 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $17,315.

T. ROWE PRICE Real Estate Fund
December 31, 2025
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $403,022) $ 647,298
Dividends receivable 2,559
Receivable for shares sold 377
Foreign currency (cost $17) 18
Other assets 61
Total assets 650,313
Liabilities
Obligation to return securities lending collateral 13,581
Payable for shares redeemed 2,550
Investment management fees payable 320
Due to affiliates 101
Other liabilities 256
Total liabilities 16,808
Commitments and Contingent Liabilities (note 5 )
NET ASSETS $ 633,505

T. ROWE PRICE Real Estate Fund
December 31, 2025
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ 249,939
Paid-in capital applicable to 59,022,997 shares of $0.0001
par value capital stock outstanding; 1,000,000,000 shares
authorized 383,566
NET ASSETS $ 633,505
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $388,210; Shares outstanding: 36,202,761) $ 10.72
Advisor Class
(Net assets: $9,221; Shares outstanding: 821,156) $ 11.23
I Class
(Net assets: $236,074; Shares outstanding: 21,999,080) $ 10.73

T. ROWE PRICE Real Estate Fund
Statement of Operations

($000s)
Year
Ended
12/31/25
Investment Income (Loss)
Income
Dividend $ 19,475
Securities lending 11
Other 1
Total income 19,487
Expenses
Investment management 4,098
Shareholder servicing
Investor Class $ 1,234
Advisor Class 35
I Class 130 1,399
Rule 12b-1 fees
Advisor Class 25
Prospectus and shareholder reports
Investor Class 22
Advisor Class 1
I Class 6 29
Custody and accounting 225
Registration 82
Legal and audit 33
Directors 2
Miscellaneous 17
Waived / paid by Price Associates (142)
Total expenses 5,768
Net investment income 13,719

T. ROWE PRICE Real Estate Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
12/31/25
Realized and Unrealized Gain / Loss –
Net realized gain on securities 39,098
Change in net unrealized gain / loss
Securities (51,866)
Other assets and liabilities denominated in foreign currencies 1
Change in net unrealized gain / loss (51,865)
Net realized and unrealized gain / loss (12,767)
INCREASE IN NET ASSETS FROM OPERATIONS $ 952

T. ROWE PRICE Real Estate Fund
Statement of Changes in Net Assets

($000s)
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
12/31/25 12/31/24
Increase (Decrease) in Net Assets
Operations
Net investment income $ 13,719 $ 16,970
Net realized gain 39,098 58,825
Change in net unrealized gain / loss (51,865) (50,049)
Increase in net assets from operations 952 25,746
Distributions to shareholders
Net earnings
Investor Class (27,543) (42,862)
Advisor Class (610) (938)
I Class (17,239) (25,033)
Decrease in net assets from distributions (45,392) (68,833)
Capital share transactions
*
Shares sold
Investor Class 34,412 52,219
Advisor Class 1,979 2,632
I Class 34,740 36,061
Distributions reinvested
Investor Class 26,512 41,011
Advisor Class 602 916
I Class 16,270 23,832
Shares redeemed
Investor Class (118,343) (144,140)
Advisor Class (3,895) (5,608)
I Class (62,815) (114,791)
Decrease in net assets from capital share
transactions (70,538) (107,868)

T. ROWE PRICE Real Estate Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
12/31/25 12/31/24
Net Assets
Decrease during period (114,978) (150,955)
Beginning of period 748,483 899,438
End of period $ 633,505 $ 748,483
*Share information (000s)
Shares sold
Investor Class 3,018 4,306
Advisor Class 164 210
I Class 3,041 2,952
Distributions reinvested
Investor Class 2,414 3,449
Advisor Class 52 74
I Class 1,479 2,005
Shares redeemed
Investor Class (10,383) (11,941)
Advisor Class (328) (446)
I Class (5,520) (9,698)
Decrease in shares outstanding (6,063) (9,089)

T. ROWE PRICE Real Estate Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Real Estate Fund, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Real Estate Fund, Inc.
(the fund) is a nondiversified, open-end management investment company established by the corporation. The fund seeks to provide long-term growth through a combination of capital appreciation and current income. The fund has three classes of shares: the Real Estate Fund, Inc. (Investor Class), the Real Estate Fund–Advisor Class (Advisor Class) and the Real Estate
Fund–I Class (I Class). Advisor Class shares are sold only through various brokers and other financial intermediaries. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The Advisor Class operates under a Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/or certain administrative services; the
Investor and I Classes do not pay Rule 12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are

T. ROWE PRICE Real Estate Fund

reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class quarterly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class. The Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.

T. ROWE PRICE Real Estate Fund

Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed

T. ROWE PRICE Real Estate Fund

using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree

T. ROWE PRICE Real Estate Fund

of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   On December 31, 2025 , all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Any non-cash collateral received cannot be sold, re-invested or pledged by the fund, except in the event of borrower default. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At December 31, 2025, the value of loaned securities was $20,946,000; the aggregate value of collateral was $21,709,000 and consisted of cash collateral and related investments of
$13,581,000 and U.S. government securities of $8,128,000.

T. ROWE PRICE Real Estate Fund

Other  Purchases and sales of the underlying Price Funds and other portfolio securities; other than in-kind transactions, if any, and short-term securities aggregated $62,087,000 and $153,766,000, respectively, for the year ended
December 31, 2025.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to deemed distributions on shareholder redemptions and the recharacterization of distributions.
The tax character of distributions paid for the periods presented was as follows:
($000s)
December 31,
2025
December 31,
2024
Ordinary income (including short-term capital
gains, if any) $ 13,800 $ 18,300
Long-term capital gain 31,592 50,533
Total distributions $ 45,392 $ 68,833

T. ROWE PRICE Real Estate Fund

At December 31, 2025, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
At December 31, 2025, the tax-basis components of accumulated net earnings
(loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period.
The temporary differences relate primarily to the deferral of losses from wash sales. Other temporary differences relate primarily to deferral of REIT income.
NOTE 5 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.30%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.26% for assets in
($000s)
Cost of investments $ 404,613
Unrealized appreciation $ 280,321
Unrealized depreciation (37,635)
Net unrealized appreciation (depreciation) $ 242,686
($000s)
Undistributed long-term capital gain $ 5,833
Net unrealized appreciation (depreciation) 242,686
Other temporary differences 1,420
Total distributable earnings (loss) $ 249,939

T. ROWE PRICE Real Estate Fund

excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At December 31, 2025, the effective annual group fee rate was 0.28%.
The Investor Class and Advisor Class are each subject to a contractual expense limitation through the expense limitation dates indicated in the table below. This agreement will continue through the expense limitation dates indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price Associates during the year ended December 31, 2025 as indicated in the table below. Including these amounts, expenses previously waived/paid by Price Associates in the amount of $343,000 remain subject to repayment

T. ROWE PRICE Real Estate Fund

by the fund at December 31, 2025. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying
Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class and Advisor Class. For the year ended
December 31, 2025, expenses incurred pursuant to these service agreements were $125,000 for Price Associates; $968,000 for T. Rowe Price Services, Inc.;
and $46,000 for T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any
distribution
services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Effective November 12, 2025, cash collateral from securities lending, if any, is invested in the T. Rowe Price Treasury Reserve Fund. Prior to
Investor
Class
Advisor
Class I Class
Expense limitation/I Class Limit 0.94% 1.19% 0.05%
Expense limitation date 02/29/28 02/29/28 02/29/28
(Waived)/repaid during the period ($000s) $— $(4) $(138)

T. ROWE PRICE Real Estate Fund

November 12, 2025, cash collateral from securities lending, if any, was invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay
no investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended December 31, 2025, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE 6 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.

T. ROWE PRICE Real Estate Fund

NOTE 7 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE Real Estate Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors and Shareholders of T. Rowe Price Real Estate
Fund, Inc.
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Real Estate Fund, Inc. (the "Fund")
as of December 31, 2025, the related statement of operations for the year ended
December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December
31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management.
Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Real Estate Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
February 20, 2026
We have served as the auditor of one or more investment companies in the T.
Rowe Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Real Estate Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/25
We are providing this information as required by the Internal Revenue Code.
The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included $34,038,000 from long-term capital gains, of which $33,038,000 subject to a long-term capital gains tax rate of not greater than 20% and $1,000,000 to a long-term capital gains tax rate of not greater than 25%.
For taxable non-corporate shareholders, $332,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than 20%.
For corporate shareholders, $12,000 of the fund's income qualifies for the dividends-received deduction.
For individuals and certain trusts and estates which are entitled to claim a deduction of up to 20% of their combined qualified real estate investment trust
(REIT) dividends, $12,998,000 of the fund's income qualifies as qualified real estate investment trust (REIT) dividends.

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F122-050 2/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)	Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Real Estate Fund, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 18, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 18, 2026

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	February 18, 2026